Investment Securities - Securities Pledged (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Debt securities with carrying values, pledged	$ 82.4	$ 89.2
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable and other assets	Accrued interest receivable and other assets
Accrued interest on investments	$ 1.6	$ 1.4